Revised Consolidated Financial Statements Information (Tables)	12 Months Ended
Dec. 31, 2024
Revised Consolidated Financial Statements Information [Abstract]
Schedule of Consolidated Results of Operations and Consolidated Balance Sheet

The following table (in thousands) sets forth the Company’s consolidated results of operations for the year ended December 31, 2023, which have been retrospectively adjusted for the impact of the immaterial errors identified as well as new financial statement presentation and discontinued operations presentation related to the Ecommerce Wind-Down.

	Year ended December 31, 2023
	As Reported	Adjustments	Discontinued Operations	Presentation Reclasses(1)	As Recasted and Revised
Total revenue	$893,203	$—	$(687,215)	$(205,988)	$—
Total cost of sales	731,256	—	(692,037)	(39,219)	—
Total gross profit	161,947	—	4,822	(166,769)	—

Selling, general and administrative expenses	340,657	(929)	(205,977)	(133,751)	—
Depreciation and amortization	42,769		(13,656)	(29,113)	—
Impairment charges	48,748		(48,748)		—
Loss from operations	(270,227)	929	273,203	(3,905)	—

Gain on debt extinguishment	(37,878)	—	—	37,878	—
Interest expense	45,445		(19,556)	(25,889)	—
Interest income	(21,158)		13,218	7,940	—
Other loss (income), net	108,289	—	—	(108,289)	—

Interest income				$178,482	$178,482

Total interest expense				41,893	41,893
Net interest income				136,589	136,589

Realized and unrealized losses, net of recoveries				122,541	122,541
Net interest income after losses and recoveries				14,048	14,048

Total noninterest (loss) income				75,126	75,126

Total expenses				173,629	173,629

Loss before provision (benefit) for income taxes	(364,925)	929	279,541	(84,455)	(84,455)
Provision (benefit) for income taxes	615		27		642
Net loss from continuing operations					(85,097)
Net loss from discontinued operations					(279,514)
Total net loss	$(365,540)	$929			(364,611)

Net loss per share attributable to common stockholders, continuing operations, basic and diluted					(48.82)
Net loss per share attributable to common stockholders, discontinued operations, basic and diluted					(160.35)
Total net loss per share attributable to common stockholders, basic and diluted	$(209.70)				$(209.17)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	1,743,128				1,743,128

(1)      Reflects revised presentation as a result of the Ecommerce Wind-Down.

The impacts to our Consolidated Balance Sheet as of December 31, 2023 were as follows (in thousands):

	As of December 31, 2023
	As Reported	Adjustments	Discontinued Operations	Presentation Reclasses(1)	As Recasted and Revised
ASSETS
Current Assets:
Cash and cash equivalents	$135,585				$135,585
Restricted cash	73,234				73,234
Accounts receivable, net of allowance	9,139		(4,413)	(4,726)	—
Finance receivables at fair value	12,501			(12,501)	—
Finance receivables held for sale, net	503,546				503,546
Inventory	163,250		(163,250)		—
Beneficial interests in securitizations	4,485			(4,485)	—
Prepaid expenses and other current assets	50,899		(8,818)	(42,081)	—
Total current assets	952,639	—	(176,481)	(63,793)
Finance receivables at fair value	336,169			12,501	348,670
Property and equipment, net	24,132		(19,150)		4,982
Intangible assets, net	131,892				131,892
Operating lease right-of-use assets	7,063				7,063
Interest Receivable				14,484	14,484
Other assets (including other assets of consolidated VIEs of $1.8 million)	23,527		(906)	36,808	59,429
Assets from discontinued operations			196,537		196,537
Total assets	$1,475,422	$—	$—	$—	$1,475,422

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$26,762	$(4,138)	$(6,439)	$(16,185)	$—
Accrued expenses	52,452		(27,133)	(25,319)	—
Vehicle floorplan	151,178		(151,178)		—
Warehouse credit facilities of consolidated VIEs	421,268		—		421,268
Current portion of long-term debt	172,410		—	(172,410)	—
Deferred revenue	14,025		(14,025)		—
Operating lease liabilities, current	8,737		(6,105)	(2,632)	—
Other current liabilities	9,974	(1,382)	(5,884)	(2,708)	—
Total current liabilities	856,806	(5,520)	(210,764)	(219,254)
Long-term debt, net of current portion	454,173		—	172,410	626,583
Operating lease liabilities, excluding current portion	25,183		(17,356)	2,632	10,459
Other long-term liabilities	17,109		—	44,212	61,321
Liabilities from discontinued operations			228,120		228,120
Total liabilities	1,353,271	(5,520)	—	—	1,347,751
	As of December 31, 2023
	As Reported	Adjustments	Discontinued Operations	Presentation Reclasses(1)	As Recasted and Revised
Commitments and contingencies
Stockholders’ equity:
Common stock, $0.001 par value; 500,000,000 shares authorized as of December 31, 2023; 1,791,286 shares issued and outstanding as of December 31, 2023	2				2
Additional paid-in-capital	2,088,381				2,088,381
Accumulated deficit	(1,966,232)	5,520			(1,960,712)
Total stockholders’ equity	122,151	5,520	—	—	127,671
Total liabilities and stockholders’ equity	$1,475,422	$—	$—	$—	$1,475,422